Other current liabilities (Details) - Schedule of Other Current Liabilities - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Employees and salary-related institutions	₪ 1,574		₪ 1,515
Accrued expenses	468	[1]	1,307
Others			50
Total	₪ 2,042		₪ 2,872

[1]	Includes balance of NIS 113 in respect of management fees to related party as of December 31, 2022 (see Note 18A below).